Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shareholders' equity:
Commonn shares issued	58,161,133	53,856,509	53,306,109	44,958,843